Trade and other receivables, net - Charged into restricted bank accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables, net
Beginning balance	$ 2,510	$ 2,782	$ 2,372
Increase in restricted bank accounts		166	410
Decrease in restricted bank accounts	(2,134)	(438)	0
Final balance	$ 376	$ 2,510	$ 2,782